Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement [Text Block]	abcfi_SupplementTextBlock

ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein International Discovery Equity Portfolio

(the “Fund”)

Supplement dated June 13, 2014 to the Summary Prospectus and Prospectus dated November 1, 2013 of the Fund (together the “Prospectuses”).

*        *        *         *        *

The information below is provided to correct certain inadvertently misstated numbers in the Prospectuses. The following tables replace the Examples tables in the Summary sections of the Fund’s Prospectuses.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$576	$228	*	$127	$178	$153	$127
After 3 Years	$1,593	$1,447		$1,143	$1,214	$1,140	$1,066
After 5 Years	$2,607	$2,642		$2,161	$2,250	$2,133	$2,014
After 10 Years	$5,129	$5,527		$4,716	$4,838	$4,635	$4,425

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

*        *        *         *        *

AllianceBernstein International Discovery Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein International Discovery Equity Portfolio

(the “Fund”)

Supplement dated June 13, 2014 to the Summary Prospectus and Prospectus dated November 1, 2013 of the Fund (together the “Prospectuses”).

*        *        *         *        *

The information below is provided to correct certain inadvertently misstated numbers in the Prospectuses. The following tables replace the Examples tables in the Summary sections of the Fund’s Prospectuses.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$576	$228	*	$127	$178	$153	$127
After 3 Years	$1,593	$1,447		$1,143	$1,214	$1,140	$1,066
After 5 Years	$2,607	$2,642		$2,161	$2,250	$2,133	$2,014
After 10 Years	$5,129	$5,527		$4,716	$4,838	$4,635	$4,425

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

*        *        *         *        *

Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AllianceBernstein International Discovery Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	$ 576
After 3 Years	rr_ExpenseExampleYear03	1,593
After 5 Years	rr_ExpenseExampleYear05	2,607
After 10 Years	rr_ExpenseExampleYear10	5,129
AllianceBernstein International Discovery Equity Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	228	[1]
After 3 Years	rr_ExpenseExampleYear03	1,447
After 5 Years	rr_ExpenseExampleYear05	2,642
After 10 Years	rr_ExpenseExampleYear10	5,527
AllianceBernstein International Discovery Equity Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	127
After 3 Years	rr_ExpenseExampleYear03	1,143
After 5 Years	rr_ExpenseExampleYear05	2,161
After 10 Years	rr_ExpenseExampleYear10	4,716
AllianceBernstein International Discovery Equity Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	178
After 3 Years	rr_ExpenseExampleYear03	1,214
After 5 Years	rr_ExpenseExampleYear05	2,250
After 10 Years	rr_ExpenseExampleYear10	4,838
AllianceBernstein International Discovery Equity Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	153
After 3 Years	rr_ExpenseExampleYear03	1,140
After 5 Years	rr_ExpenseExampleYear05	2,133
After 10 Years	rr_ExpenseExampleYear10	4,635
AllianceBernstein International Discovery Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
After 1 Year	rr_ExpenseExampleYear01	127
After 3 Years	rr_ExpenseExampleYear03	1,066
After 5 Years	rr_ExpenseExampleYear05	2,014
After 10 Years	rr_ExpenseExampleYear10	$ 4,425

[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.